RELATED PARTY TRANSACTIONS (Detail Textuals 1) - CAD ($)	1 Months Ended	12 Months Ended
	Nov. 27, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Key management personnel compensation		$ 5,075,613	$ 1,988,725
Avricore Health Inc. ("Avricore", formerly VANC Pharmaceuticals Inc.) | Subscription agreement
Disclosure of transactions between related parties [line items]
Number of units purchased	1,666,667
Number of shares issued	1,666,667
Dr. Avtar Dhillon, the Executive Chairman
Disclosure of transactions between related parties [line items]
Term of lease			30 years
Building permits charge		48,168
Damage deposit charge		60,000
Rent charge		340,562	86,471
Services received, related party transactions		108,855	144,979
Settlement of liabilities by entity on behalf of related party, related party transactions		40,699
Amounts payable, related party transactions		502	77,244
Key management personnel compensation		$ 16,614	$ 44,775